Document and Entity Information	Sep. 08, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2025
Entity File Number	001-37483
Entity Registrant Name	Hewlett Packard Enterprise Co
Entity Central Index Key	0001645590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	1701 East Mossy Oaks Road
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	678
Local Phone Number	259-9860
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
7.625% Series C Mandatory Convertible Preferred Stock, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.625% Series C Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	HPEPrC
Security Exchange Name	NYSE